UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09625
                                                     ---------

                     The Kelmoore Strategy(R) Variable Trust
                         -----------------------------
               (Exact name of registrant as specified in charter)

                        2471 E. Bayshore Road, Suite 501
                               Palo Alto, CA 94303
                         -----------------------------
               (Address of principal executive offices) (Zip code)

                      Shawn K. Young, President & Treasurer
                     The Kelmoore Strategy(R) Variable Trust
                        2471 E. Bayshore Road, Suite 501
                               Palo Alto, CA 94303
                         -----------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-486-3717
                                                            ------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------

                     Date of reporting period: June 30, 2004
                                               -------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                              SEMI-ANNUAL REPORT





                                              KELMOORE STRATEGY(R) VARIABLE FUND


                                        KELMOORE STRATEGY(R) VARIABLE EAGLE FUND

                                                   _____________________________




                                                                   June 30, 2004

June 30, 2004

KELMOORE STRATEGY(R) VARIABLE TRUST

Dear Shareholder,

For this mid-year report, our aim is to communicate to you the short-term results of your investment for the first half of 2004. I would like to take this opportunity to remind you that while monitoring short-term results can be informative, it is important to remember that this is an investment made for the long-term.

Since our last report on the Variable Funds six months ago, the major US equity markets experienced a couple of spikes and declines, with the overall effect for the six month period being that the market remained relatively flat. In the past six months, the Dow Jones Industrial Average gained a modest 0.80%, while the Standard & Poors 100 Index gained 1.46% and the technology-heavy NASDAQ Index gained 2.43%. For this period the Kelmoore Strategy(R) Variable Fund gained 1.09%, generally keeping pace with its equity index benchmark the S&P 100. In the same period, the Kelmoore Strategy(R) Variable Eagle Fund lost (3.00%), underperforming its equity index benchmark the NASDAQ by (5.43%). Both of these funds use the CBOE Monthly BuyWrite Index or BXM as their option writing index benchmark. For the first six months of 2004, the BXM returned 4.24%, outperforming both of the Variable Funds for the period.

With the market trying to find a direction to go, possibly resulting in what some analysts predict may be a prolonged flat market, Kelmoore believes that writing covered options on equities will be a successful strategy since it does not rely solely upon rising equity gains to get results. Due to the uncertainty of the upcoming election, the situation in Iraq, higher gas prices, and the raising of interest rates, we have seen a rise in the implied volatility level. As you may know, option premiums tend to increase as volatility increases. Since the Funds' primary goal is to maximize realized gains from writing covered call options on common stocks, the current pick up in implied volatility may provide for greater percentage option premiums generated from selling covered calls.

As you know, if there was instead a prolonged and severe decline in the equities market, it could possibly reduce equity valuations to a greater degree than the amount of premiums received. However, I believe that covered option writing on quality equities will be the right thing to do in the relatively flat market we envision.

I thank you for your continued support of the Variable Funds and I look forward to seeing what progress we have made by year-end for the next report.

Sincerely,

/s/ Matthew Kelmon

Matthew Kelmon
Portfolio Manager

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

                       KELMOORE STRATEGY(R) VARIABLE FUND
                           JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      Value
     Shares                                                          (Note 1)
-----------------                                                  ------------
COMMON STOCKS - 84.1% ++
                  CONSUMER GOODS - 19.3%
  4,000           Altria Group, Inc. ............................  $   200,200
  3,100           Amgen Inc.+ ...................................      169,167
  3,500           Guidant Corp. .................................      195,580
  5,600           The Home Depot, Inc. ..........................      197,120
     20           The J.M. Smucker Co. ..........................          918
  4,000           Johnson & Johnson .............................      222,800
    446           Medco Health Solutions, Inc.+ .................       16,725
  3,700           Merck & Co. Inc. ..............................      175,750
  4,000           Wal-Mart Stores, Inc. .........................      211,040
                                                                   ------------
                                                                     1,389,300
                                                                   ------------
                  FINANCIAL SERVICES - 16.6%
  2,700           American Express Co. ..........................      138,726
  3,700           Citigroup, Inc. ...............................      172,050
  3,200           Fannie Mae ....................................      228,352
  2,800           The Goldman Sachs Group, Inc. .................      263,648
  3,500           Merrill Lynch & Co., Inc. .....................      188,930
  3,800           Morgan Stanley ................................      200,526
     23           St. Paul Travelers Companies, Inc. ............          932
                                                                   ------------
                                                                     1,193,164
                                                                   ------------

                  MANUFACTURING - 13.5%
  7,000           Eastman Kodak Co. .............................      188,860
  1,600           General Electric Co. ..........................       51,840
  4,100           General Motors Corp. ..........................      191,019
  2,600           3M Co. ........................................      234,026
  9,200           Tyco International Ltd. .......................      304,888
                                                                   ------------
                                                                       970,633
                                                                   ------------

                  RESOURCES - 12.2%
  3,200           Alcoa Inc. ....................................      105,696
  7,000           du Pont (E.I.) de Nemours & Co. ...............      310,940
  7,600           Haliburton Co. ................................      229,976
  3,600           Schlumberger Ltd. .............................      228,636
                                                                   ------------
                                                                       875,248
                                                                   ------------
                  TECHNOLOGY - 22.5%
    247           Agere Systems Inc. Class A+ ...................          568
  6,084           Agere Systems Inc. Class B+ ...................       13,081
  3,000           Agilent Technologies, Inc.+ ...................       87,840
  4,600           Analog Devices, Inc. ..........................      216,568
  9,100           Applied Materials, Inc.+ ......................      178,542
  7,600           Cisco Systems, Inc.+ ..........................      180,120
  2,000           Dell Inc.+ ....................................       71,640
  9,100           Hewlett-Packard Co. ...........................      192,010
  2,200           International Business Machines Corp. .........      193,930
  3,000           Microsoft Corp. ...............................       85,680
 20,000           Oracle Corp.+ .................................      238,600
  6,500           Texas Instruments Inc. ........................      157,170
                                                                   ------------
                                                                     1,615,749
                                                                   ------------
                  Total Common Stocks
                    (Cost $6,175,056) ...........................    6,044,094
                                                                   ------------

                                                                               2
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - (CONTINUED)

                       KELMOORE STRATEGY(R) VARIABLE FUND
                           JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Number of Contract                                        Expiration       Strike         Value
 Shares Subject to Call                                      Date           Price         (Note 1)
 ----------------------                                    ----------       ------        --------
CALL OPTIONS WRITTEN - (2.8)%
                  CONSUMER GOODS - (0.5)%
  4,000           Altria Group, Inc. .....................  7/17/04         $47.5      $ (10,600)
  3,100           Amgen Inc. ............................. 10/16/04          55.0         (7,285)
  3,500           Guidant Corp. ..........................  8/21/04          60.0         (4,550)
  3,000           The Home Depot, Inc. ...................  7/17/04          35.0         (1,950)
  4,000           Johnson & Johnson ......................  7/17/04          55.0         (4,600)
  3,700           Merck & Co. Inc. .......................  7/17/04          47.5         (2,035)
  4,000           Wal-Mart Stores, Inc. ..................  8/21/04          55.0         (2,600)
                                                                                       ----------
                                                                                         (33,620)
                                                                                       ----------
                  FINANCIAL SERVICES - (0.3)%
  2,700           American Express Co. ...................  7/17/04          50.0         (3,915)
  3,700           Citigroup, Inc. ........................  7/17/04          47.5         (1,110)
  3,200           Fannie Mae .............................  9/18/04          75.0         (4,320)
  2,800           The Goldman Sachs Group, Inc. ..........  8/21/04          95.0         (7,560)
  3,500           Merrill Lynch & Co., Inc. ..............  8/21/04          55.0         (4,725)
  3,800           Morgan Stanley .........................  7/17/04          55.0           (950)
                                                                                       ----------
                                                                                         (22,580)
                                                                                       ----------
                  MANUFACTURING - (1.0)%
  7,000           Eastman Kodak Co. ......................  7/17/04          27.5         (2,450)
  4,100           General Motors Corp. ...................  7/17/04          47.5         (1,845)
  2,600           3M Co. .................................  7/17/04          85.0        (13,520)
  9,200           Tyco International Ltd. ................  7/17/04          27.5        (52,440)
                                                                                       ----------
                                                                                         (70,255)
                                                                                       ----------
                  RESOURCES - (0.3)%
  3,200           Alcoa Inc. .............................  7/17/04          32.5         (3,360)
  7,000           du Pont (E.I.) de Nemours & Co. ........ 10/16/04          45.0         (9,800)
  7,600           Haliburton Co. .........................  7/17/04          30.0         (6,460)
  3,600           Schlumberger Ltd. ......................  8/21/04          65.0         (6,120)
                                                                                       ----------
                                                                                         (25,740)
                                                                                       ----------
                  TECHNOLOGY - (0.7)%
  3,000           Agilent Technologies, Inc. ............. 11/20/04          30.0         (6,825)
  4,600           Analog Devices, Inc. ...................  8/21/04          50.0         (5,520)
  9,100           Applied Materials, Inc. ................  7/17/04          22.5           (682)
  9,000           Cisco Systems, Inc. ....................  7/17/04          25.0           (900)
  2,000           Dell Inc. ..............................  7/17/04          35.0         (2,300)
  9,100           Hewlett-Packard Co. ....................  8/21/04          22.5         (1,820)
  2,200           International Business Machines Corp. ..  7/17/04          90.0         (1,980)
  3,000           Microsoft Corp. ........................  7/17/04          27.5         (3,600)
 20,000           Oracle Corp. ...........................  9/18/04          11.0        (24,000)
  6,500           Texas Instruments Inc. .................  7/17/04          25.0         (1,625)
                                                                                       ----------
                                                                                         (49,252)
                                                                                       ----------
                  Total Call Options Written
                    (Premiums received $173,241) ..................................     (201,447)
                                                                                       ----------

                                                                               3
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - (CONTINUED)

                       KELMOORE STRATEGY(R) VARIABLE FUND
                           JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Number of Contract                                         Expiration      Strike         Value
 Shares Subject to Call                                        Date         Price         (Note 1)
 ----------------------                                      ----------     ------        --------
PUT OPTIONS WRITTEN - (0.4)%
                  FINANCIAL SERVICES - (0.1)%
  2,300           Bank of America Corp. .....................  8/21/04       85.0         (5,060)
                                                                                     -----------
                  MANUFACTURING - (0.2)%
  4,000           The Boeing Co. ............................  8/21/04       50.0         (5,200)
  6,100           General Electric Co. ......................  9/18/04       32.5         (7,015)
                                                                                     -----------
                                                                                         (12,215)
                                                                                     -----------
                  RESOURCES - (0.1)%
  2,600           ConocoPhillips ............................  8/21/04       75.0         (4,680)
  4,400           Exxon Mobil Corp. .........................  8/21/04       45.0         (6,380)
  5,900           International Paper Co. ...................  7/17/04       42.5           (738)
                                                                                     -----------
                                                                                         (11,798)
                                                                                     -----------
                  Total Put Options Written
                    (Premiums received $38,565) ................................         (29,073)
                                                                                     -----------
                  Total Written Options
                    (Premiums received $211,806) ...............................        (230,520)
                                                                                     -----------


CASH AND OTHER ASSETS, LESS LIABILITIES - 19.1% ................................       1,369,648
                                                                                     -----------
NET ASSETS - 100.0% ............................................................     $ 7,183,222
                                                                                     ===========

----------
+  Non-income producing security.
++ All of the common stocks are pledged as collateral for written call options.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

                    KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                           JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      Value
     Shares                                                          (Note 1)
-----------------                                                  ------------
COMMON STOCKS - 81.5% ++
                  CONSUMER GOODS - 10.6%
  2,000           Amgen Inc.+ .................................  $    109,140
    300           KLA-Tencor Corp.+ ...........................        14,814
  2,700           MedImmune, Inc.+ ............................        63,180
  5,000           NVIDIA Corp.+ ...............................       102,500
  1,400           Time Warner Inc.+ ...........................        24,612
                                                                 ------------
                                                                      314,246
                                                                 ------------

                  FINANCIAL SERVICES - 17.0%
  1,000           The Goldman Sachs Group, Inc. ...............        94,160
  1,000           Lehman Brothers Holdings Inc. ...............        75,250
  2,000           Merrill Lynch & Co., Inc. ...................       107,960
  2,000           Morgan Stanley ..............................       105,540
  3,200           NASDAQ 100 Shares+ ..........................       120,800
                                                                 ------------
                                                                      503,710
                                                                 ------------

                  TECHNOLOGY - 53.9%
  2,500           Analog Devices, Inc. ........................       117,700
  3,900           Applied Materials, Inc.+ ....................        76,518
  2,900           Broadcom Corp.+ .............................       135,633
  7,100           Cisco Systems, Inc.+ ........................       168,270
  2,000           Dell Inc.+ ..................................        71,640
  5,000           Hewlett-Packard Co. .........................       105,500
  1,200           International Business Machines Corp. .......       105,780
  6,900           Linear Technology Corp. .....................       272,343
    300           Micron Technology, Inc.+ ....................         4,593
  1,400           Microsoft Corp. .............................        39,984
  1,000           Novellus Systems, Inc.+ .....................        31,440
  9,400           Oracle Corp.+ ...............................       112,142
  2,600           SanDisk Corp.+ ..............................        56,394
 10,100           Siebel Systems, Inc.+ .......................       107,868
  3,000           Sun Microsystems, Inc.+ .....................        13,020
  3,500           Texas Instruments, Inc. .....................        84,630
  3,400           VERITAS Software Corp.+ .....................        94,180
                                                                 ------------
                                                                    1,597,635
                                                                 ------------

                  Total Common Stocks
                    (Cost $2,682,837) .........................     2,415,591
                                                                 ------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - (CONTINUED)

                    KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                           JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Number of Contract                                      Expiration      Strike         Value
 Shares Subject to Call                                     Date         Price         (Note 1)
 ----------------------                                   ----------     ------        --------
CALL OPTIONS WRITTEN - (2.3)%
                  CONSUMER GOODS - (0.5)%
  2,000           Amgen Inc ............................  10/16/04        $55.0          (4,700)
    300           KLA-Tencor Corp. .....................   7/17/04         45.0          (1,290)
  2,700           MedImmune, Inc. ......................   9/18/04         25.0          (1,890)
  5,000           NVIDIA Corp. .........................   9/18/04         22.5          (4,375)
  1,400           Time Warner Inc. .....................   7/17/04         17.0          (1,050)
                                                                                    -----------
                                                                                        (13,305)
                                                                                    -----------
                  FINANCIAL SERVICES - (0.6)%
  1,000           The Goldman Sachs Group, Inc. ........   8/21/04         90.0          (5,700)
  1,000           Lehman Brothers Holdings Inc. ........   8/21/04         75.0          (2,800)
  2,000           Merrill Lynch & Co., Inc. ............   7/17/04         60.0            (100)
  2,000           Morgan Stanley .......................  10/16/04         55.0          (3,300)
  3,200           NASDAQ 100 Shares ....................   7/17/04         36.0          (5,920)
                                                                                    -----------
                                                                                        (17,820)
                                                                                    -----------
                  TECHNOLOGY - (1.2)%
  2,500           Analog Devices, Inc. .................   8/21/04         50.0          (3,000)
  3,900           Applied Materials, Inc. ..............   7/17/04         22.5            (292)
  2,900           Broadcom Corp. .......................   7/17/04         45.0          (6,815)
  4,100           Cisco Systems, Inc. ..................   7/17/04         25.0            (410)
  2,000           Dell Inc. ............................   7/17/04         35.0          (2,300)
  5,000           Hewlett-Packard Co. ..................   8/21/04         22.5          (1,000)
  1,200           International Business Machines Corp.    7/17/04         90.0          (1,080)
  2,900           Linear Technology Corp. ..............   8/21/04         42.5          (2,030)
    300           Micron Technology, Inc. ..............   7/17/04         13.0            (698)
  1,400           Microsoft Corp. ......................   7/17/04         30.0            (140)
  1,000           Novellus Systems, Inc. ...............   8/21/04         30.0          (2,550)
  6,100           Oracle Corp. .........................   9/18/04         11.0          (7,320)
  1,300           SanDisk Corp. ........................   8/21/04         22.5          (1,950)
 10,100           Siebel Systems, Inc. .................   8/21/04         12.5          (1,515)
  3,000           Sun Microsystems, Inc. ...............   7/17/04          5.0            (150)
  3,500           Texas Instruments, Inc. ..............   7/17/04         25.0            (875)
  3,100           VERITAS Software Corp. ...............   8/21/04         30.0          (2,945)
                                                                                    -----------
                                                                                        (35,070)
                                                                                    -----------
                  Total Call Options Written
                    (Premiums received $71,226) ...............................         (66,195)
                                                                                    -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

                    KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                           JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Number of Contract                                      Expiration      Strike         Value
 Shares Subject to Call                                     Date         Price         (Note 1)
 ----------------------                                   ----------     ------        --------
PUT OPTIONS WRITTEN - (0.4)%
                   CONSUMER GOODS - (0.2)%
   2,000           Genentech, Inc. .....................   8/21/04        50.0          (1,700)
   2,000           Guidant Corp. .......................   8/21/04        55.0          (4,900)
                                                                                   -----------
                                                                                        (6,600)
                                                                                   -----------
                   FINANCIAL SERVICES - (0.1)%
   2,000           American Express Co. ................   8/21/04        50.0          (1,550)
                                                                                   -----------
                   TECHNOLOGY - (0.1)%
   1,300           eBay Inc. ...........................   7/17/04        85.0            (520)
   4,400           Nextel Communications, Inc. .........   8/21/04        25.0          (2,640)
   1,700           QUALCOMM Inc ........................   8/21/04        65.0          (1,402)
                                                                                   -----------
                                                                                        (4,562)
                                                                                   -----------
                   Total Put Options Written
                     (Premiums received $18,515) .............................         (12,712)
                                                                                   -----------
                   Total Written Options
                    (Premiums received $89,741) ..............................         (78,907)
                                                                                   -----------
CASH AND OTHER ASSETS, LESS LIABILITIES - 21.2% ..............................         627,116
                                                                                   -----------
NET ASSETS - 100.0% ..........................................................     $ 2,963,800
                                                                                   ===========

--------------
+  Non-income producing security.
++ All of the common stocks are pledged as collateral for written call options.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                      KELMOORE STRATEGY(R) VARIABLE TRUST
                           JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                              KELMOORE STRATEGY(R)  KELMOORE STRATEGY(R)
                                                                                  VARIABLE FUND     VARIABLE EAGLE FUND
                                                                              --------------------  --------------------
ASSETS:
  Investments at market value (Cost $6,175,056 and
     $2,682,837, respectively) (Note 1) .........................................   $6,044,094           $2,415,591
  Cash and cash equivalents (Note 1) ............................................       99,569                    -
  Segregated cash for open put option contracts (Note 1) ........................    1,299,376              673,050
  Receivables:
    Dividends and interest ......................................................        8,470                  570
    Due from advisor ............................................................       10,852                9,423
                                                                                    ----------           ----------
       TOTAL ASSETS .............................................................    7,462,361            3,098,634
                                                                                    ----------           ----------

LIABILITIES:
  Payables:
   Due to Custodian .............................................................            -               17,911
   Capital stock redeemed .......................................................          187                   92
   Distribution fees ............................................................        1,433                  593
   Other accrued expenses .......................................................       46,999               37,331

Option contracts written (Proceeds $211,806 and $89,741,
    respectively) (Note 1) ......................................................      230,520               78,907
                                                                                    ----------           ----------
       TOTAL LIABILITIES ........................................................      279,139              134,834
                                                                                    ----------           ----------
NET ASSETS ......................................................................   $7,183,222           $2,963,800
                                                                                    ==========           ==========
NET ASSETS CONSIST OF:
  Capital stock, unlimited shares authorized, 861,444
    and 539,504 shares outstanding, respectively ................................   $8,347,059           $3,116,823
  Undistributed net investment loss .............................................      (44,310)             (29,544)
  Accumulated net realized gain/(loss) on securities and options ................     (969,852)             132,933
  Net unrealized depreciation on securities and options .........................     (149,675)            (256,412)
                                                                                    ----------           ----------
       NET ASSETS ...............................................................   $7,183,222           $2,963,800
                                                                                    ==========           ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ........................   $     8.34           $     5.49
                                                                                    ==========           ==========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                      KELMOORE STRATEGY(R) VARIABLE TRUST
               FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     KELMOORE STRATEGY(R)  KELMOORE STRATEGY(R)
                                                                         VARIABLE FUND     VARIABLE EAGLE FUND
                                                                     --------------------  --------------------
INVESTMENT INCOME:
  Dividends .............................................................  $ 32,884            $   2,816
  Interest (Note 1) .....................................................     5,485                2,739
                                                                           --------            ---------
      Total Income ......................................................    38,369                5,555
                                                                           --------            ---------
EXPENSES:
  Investment advisory fees (Note 3) .....................................    36,746               15,600
  Distribution fees (Note 3) ............................................     9,187                3,900
  Accounting fees .......................................................    17,184               17,002
  Administration fees ...................................................    27,500                6,000
  Custodian fees ........................................................    12,399               12,200
  Insurance fees ........................................................     1,623                  462
  Legal fees ............................................................     3,493                1,474
  Printing fees .........................................................     1,048                  442
  Professional fees .....................................................    20,338               19,592
  Transfer agent fees ...................................................    12,283               12,283
  Trustees' fees ........................................................     4,715                1,990
                                                                           --------            ---------
      Total Expenses ....................................................   146,516               90,945
      Fee waivers and expense reimbursements (Note 3) ...................   (63,837)             (55,846)
                                                                           --------            ---------
      Net Expenses ......................................................    82,679               35,099
                                                                           --------            ---------
  Net investment loss ...................................................   (44,310)             (29,544)
                                                                           --------            ---------
REALIZED AND UNREALIZED GAIN/ (LOSS) ON INVESTMENTS:
  Net realized gain/(loss) from:
    Security transactions ...............................................    47,316              (73,286)
    Options .............................................................   389,513              224,290
  Net change in unrealized depreciation on:
    Security transactions ...............................................   266,891)            (183,035)
    Options .............................................................   (79,703)             (50,932)
                                                                           --------            ---------
       Net realized and unrealized gain/(loss) on investments ...........    90,235              (82,963)
                                                                           --------            ---------
Net increase/(decrease) in net assets resulting from operations .........  $ 45,925            $(112,507)
                                                                           ========            =========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                      KELMOORE STRATEGY(R) VARIABLE TRUST
                                  JUNE 30, 2004
--------------------------------------------------------------------------------

                                                                      KELMOORE STRATEGY(R) VARIABLE FUND
                                                                  ----------------------------------------
                                                                  FOR THE SIX MONTHS
                                                                  ENDED JUNE 30, 2004      FOR THE YEAR
                                                                      (UNAUDITED)        DECEMBER 31, 2003
                                                                  -------------------    -----------------
OPERATIONS:
  Net investment loss . ............................................. $  (44,310)           $  (79,755)
  Net realized gain on securities and options .......................    436,829               265,812
  Net change in unrealized appreciation/(depreciation)
    on securities and options .......................................   (346,594)            1,170,717
                                                                      ----------            ----------
  Net increase in net assets resulting from operations ..............     45,925             1,356,774
                                                                      ----------            ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Realized capital gain .............................................          -              (312,804)
                                                                      ----------            ----------
  Total distributions to shareholders ...............................          -              (312,804)
                                                                      ----------            ----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold .........................................  1,022,420             3,092,642
  Reinvestment of distributions .....................................          -               312,804
  Cost of shares redeemed ........................................... (1,394,047)           (6,956,521)
                                                                      ----------            ----------
  Decrease in net assets derived from capital
    share transactions (a) ..........................................   (371,627)           (3,551,075)
                                                                      ----------            ----------
     TOTAL DECREASE IN NET ASSETS ...................................   (325,702)           (2,507,105)
                                                                      ----------            ----------
  NET ASSETS:
  Beginning of period ...............................................  7,508,924            10,016,029
                                                                      ----------            ----------
  End of period ..................................................... $7,183,222            $7,508,924
                                                                      ----------            ----------

  (a) Transactions in capital stock were:
      Shares sold ...................................................    122,592               423,685
      Shares issued through reinvestment of distributions                      -                37,915
      Shares redeemed ...............................................   (171,581)             (942,507)
                                                                      ----------            ----------
   Decrease in shares outstanding ...................................    (48,989)             (480,907)
                                                                      ==========            ==========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                      KELMOORE STRATEGY(R) VARIABLE TRUST
                                  JUNE 30, 2004
--------------------------------------------------------------------------------

                                                                KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                                                                ----------------------------------------
                                                                FOR THE SIX MONTHS
                                                                ENDED JUNE 30, 2004      FOR THE YEAR
                                                                    (UNAUDITED)        DECEMBER 31, 2003
                                                                -------------------    -----------------
OPERATIONS:
  Net investment loss . ..........................................  $  (29,544)           $  (45,762)
  Net realized gain on securities and options ....................     151,004               276,880
  Net change in unrealized appreciation/(depreciation)
    on securities and options ....................................    (233,967)              475,883
                                                                    ----------            ----------
  Net increase/(decrease) in net assets resulting from operations     (112,507)              707,001
                                                                    ----------            ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Realized capital gain ..........................................           -                (4,920)
                                                                    ----------            ----------
  Total distributions to shareholders ............................           -                (4,920)
                                                                    ----------            ----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ......................................     488,746             2,401,565
  Reinvestment of distributions ..................................           -                 4,920
  Cost of shares redeemed ........................................  (1,144,859)           (1,339,413)
                                                                    ----------            ----------
  Increase/(decrease) in net assets derived from
     capital share transactions (a) ..............................    (656,113)            1,067,072
                                                                    ----------            ----------
     TOTAL INCREASE/(DECREASE) IN NET ASSETS .....................    (768,620)            1,769,153
                                                                    ----------            ----------
NET ASSETS:
  Beginning of period ............................................   3,732,420             1,963,267
                                                                    ----------            ----------
  End of period ..................................................  $2,963,800            $3,732,420
                                                                    ==========            ==========
  (a) Transactions in capital stock were:
      Shares sold ................................................      87,630               457,316
      Shares issued through reinvestment of distributions ........           -                   868
      Shares redeemed ............................................    (207,656)             (262,067)
                                                                    ----------            ----------
   Increase/(decrease) in shares outstanding .....................    (120,026)              196,117
                                                                    ==========            ==========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                      KELMOORE STRATEGY(R) VARIABLE TRUST
                                  JUNE 30, 2004

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                                          KELMOORE STRATEGY(R) VARIABLE FUND
                                                  ---------------------------------------------------------------------------------
                                                  FOR THE SIX MONTHS
                                                    ENDED 6/30/04     FOR THE YEAR   FOR THE YEAR   FOR THE YEAR  FOR THE PERIOD
                                                      (UNAUDITED)    ENDED 12/31/03 ENDED 12/31/02 ENDED 12/31/01 ENDED 12/31/00*
                                                  ------------------ -------------- -------------- -------------- ---------------

NET ASSET VALUE, BEGINNING OF PERIOD ..................  $8.25           $7.20           $8.77         $ 10.03          $10.00
                                                         -----           -----           -----         -------          ------

  Income from investment operations:
    Net investment income/(loss) ......................  (0.05)          (0.09)          (0.06)          (0.05)           0.03 #
    Net realized and unrealized gain/
      (loss) on investments ...........................   0.14            1.50           (1.23)          (1.21)              -
                                                         -----           -----           -----         -------          ------
      Total from investment operations ................   0.09            1.41           (1.29)          (1.26)           0.03
                                                         -----           -----           -----         -------          ------

  Less distributions from:
    Net investment income .............................      -               -               -               - 3             -
    Realized capital gain .............................      -           (0.36)          (0.28)              -               -
                                                         -----           -----           -----         -------          ------
NET ASSET VALUE, END OF PERIOD ........................  $8.34           $8.25           $7.20           $8.77          $10.03
                                                         =====           =====           =====         =======          ======

TOTAL RETURN ..........................................   1.09% 2        19.56%        (14.73)%        (12.56)%          0.30% 2

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (in 000s) ............... $7,183          $7,509         $10,016         $10,646            $304
    Ratio of expenses to average net assets:
       Before fee waivers and expense reimbursements ..   3.99% 1         3.87%           3.43%           7.91%        1450.01% 1
       After fee waivers and expense reimbursements ...   2.25% 1         2.25%           2.25%           2.25%           2.25% 1
    Ratio of net investment income/(loss) to
       average net assets:
       Before fee waivers and expense reimbursements .. (2.94)% 1       (2.64)%         (2.03)%         (6.28)%      (1445.34)% 1
       After fee waivers and expense reimbursements ... (1.21)% 1       (1.02)%         (0.85)%         (0.58)%           2.50% 1
    Portfolio turnover rate ...........................  37.79% 2       348.83%         204.13%         224.54%           0.00% 2

* Commenced operations on November 27, 2000.
1 Annualized.
2 Not annualized.
3 Amount represents less than $0.01 per share.
# Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                      KELMOORE STRATEGY(R) VARIABLE TRUST
                                  JUNE 30, 2004
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                                     KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                                                  ------------------------------------------------------------------------------
                                                  FOR THE SIX MONTHS
                                                   ENDED 6/30/04     FOR THE YEAR   FOR THE YEAR   FOR THE YEAR  FOR THE PERIOD
                                                     (UNAUDITED)    ENDED 12/31/03 ENDED 12/31/02 ENDED 12/31/01 ENDED 12/31/00*
                                                   ---------------- -------------- -------------- -------------- ---------------

NET ASSET VALUE, BEGINNING OF PERIOD ................  $5.66            $4.24           $6.12           $10.03        $10.00
                                                       -----            -----           -----           ------        ------

   Income from investment operations:
     Net investment income/(loss) ...................  (0.05)           (0.07)          (0.06)           (0.11)         0.03 #
     Net realized and unrealized gain/
       (loss) on investments ........................  (0.12)            1.50           (1.67)           (3.80)            -
                                                       -----            -----           -----           ------        ------
       Total from investment operations .............  (0.17)            1.43           (1.73)           (3.91)         0.03
                                                       -----            -----           -----           ------        ------

   Less distributions from:
    Net investment income ...........................      -                -               -                - 3           -
   Realized capital gain ............................      -            (0.01)          (0.15)               -             -
                                                       -----            -----           -----           ------        ------
NET ASSET VALUE, END OF PERIOD ......................  $5.49            $5.66           $4.24            $6.12        $10.03
                                                       =====            =====           =====           ======        ======

TOTAL RETURN ........................................  -3.00% 2         33.68%        (28.38)%         (38.97)%         0.30% 2

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000s) .............. $2,964           $3,732          $1,963           $1,075          $148
   Ratio of expenses to average net assets:
     Before fee waivers and expense reimbursements ..   5.83% 1          6.54%           8.76%           25.69%      1548.43% 1
     After fee waivers and expense reimbursements ...   2.25% 1          2.25%           2.25%            2.25%         2.25% 1
   Ratio of net investment income/(loss)
     to average net assets:
     Before fee waivers and expense reimbursements .. (5.47)% 1         (6.00)%        (8.15)%         (25.07)%    (1543.74)% 1
     After fee waivers and expense reimbursements ... (1.89)% 1         (1.71)%        (1.64)%          (1.63)%         2.52% 1
   Portfolio turnover rate ..........................  34.30% 2         97.22%         131.85%          212.49%         0.00% 2

* Commenced  operations  on November 27, 2000.
1 Annualized.
2 Not  annualized.
3 Amount represents less than $0.01 per share.
# Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                      KELMOORE STRATEGY(R) VARIABLE TRUST
                                 JUNE 30, 2004
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Kelmoore Strategy(R) Variable Trust (the "Trust"), an open-end management investment company, was organized as a Delaware statutory trust on October 4, 1999. The Trust operates as a series company and was established for the purpose of providing a vehicle for the investment of assets of separate accounts of insurance companies for variable contracts. The Trust has a fiscal year ending December 31 of each year and currently consists of two investment funds (each a "Fund" and collectively the "Funds"), Kelmoore Strategy(R) Variable Fund ("Strategy Fund") and Kelmoore Strategy(R) Variable Eagle Fund ("Eagle Fund"). Each Fund's primary goal is to maximize realized gains from writing covered options on common stocks. The Strategy Fund's main strategy is to purchase the common stocks of a limited number of large cap companies with market capitalization in excess of $10 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. The Eagle Fund's main strategy is to purchase the common stocks of a limited number of mid- and large-cap companies with market capitalization in excess of $1 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. As a secondary strategy, the Funds may "write" secured put options either to earn additional option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value. The Funds also seek to protect or "hedge" the portfolios against a decline in the value of the stocks the Funds own by acquiring put options. The Funds' authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds offer one class of shares. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. The Funds' securities are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the Advisor under procedures approved by the Board of Trustees. Equity securities traded on any U.S. or foreign exchange are valued at the last sale price on the exchange or system in which they are principally traded on the valuation date. Securities for which the primary market is the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the NASDAQ Official Closing Price. If there is no sale on the valuation date, securities traded principally on a U.S. exchange are valued at the mean between the closing bid and asked prices or on a foreign exchange at the most recent closing price. Equity securities which are traded in the over-the-counter market only but that are not included in the NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities and money market instruments with a remaining maturity of less than sixty days are valued at amortized cost.

B. OPTION VALUATION. Exchange traded options are valued at the last sale price on the exchange where the options are principally traded or, if no sale occurs, at the mean between the last bid and asked prices.

When a Fund writes an option, there is no taxable event. An amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the cost

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                      KELMOORE STRATEGY(R) VARIABLE TRUST
                                 JUNE 30, 2004
--------------------------------------------------------------------------------

exceeds the original premium received) and the liability related to the option will be extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes, except that any loss realized when the Fund closes certain covered call options whose underlying security is trading above the exercise price of the option will be long-term capital loss if the hypothetical sale of the underlying security on the date of such transaction would have given rise to a long-term capital gain. If a call option that the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or U.S. Government securities into a segregated account equal to the put option's exercise value (number of shares multiplied by strike price).

The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss would be reduced by the amount of option premium received.

The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss would be reduced by the amount of option premium received.

Generally, option transactions also involve risks concerning the liquidity of the options market. An illiquid market for an option may limit the Fund's ability to write options or enter closing transactions. As the options written by the Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

C. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. DISTRIBUTIONS TO SHAREHOLDERS. The Funds distribute substantially all of their net investment income and short-term and long-term capital gains annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

E. FEDERAL INCOME TAXES. The Funds' policy is to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to shareholders. The Funds do not expect to be subject to income tax, therefore, no federal income tax provisions will be required.

F. CASH AND CASH EQUIVALENTS. Uninvested cash is swept daily into an interest bearing account at PFPC Trust Company. The interest is paid to the Funds on a monthly basis.

G. USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                      KELMOORE STRATEGY(R) VARIABLE TRUST
                                 JUNE 30, 2004
--------------------------------------------------------------------------------

the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, during the six months ended June 30, 2004 were as follows:

                                           PURCHASES                   SALES
                                           ---------                   -----
     Strategy Fund                         $5,021,210             $1,848,656
     Eagle Fund                             2,838,660                616,833

Transactions in option contracts written for the six months ended June 30, 2004 were as follows:

                                      STRATEGY FUND             EAGLE FUND
                                      -------------             ----------
                                  CONTRACTS    PREMIUM    CONTRACTS     PREMIUM
                                  ---------    -------    ---------     -------
Outstanding at December 31, 2003     1,978    $ 366,306       856     $ 225,774
Options written during period        4,472      635,809     2,488       337,924
Options exercised during period     (1,550)    (329,628)   (1,051)     (235,127)
Options expired during period       (2,754)    (401,067)   (1,244)     (186,512)
Options closed during period          (315)     (59,614)     (166)      (52,318)
                                    ------    ---------    ------     ---------
Outstanding at June 30, 2004          1,831   $ 211,806       883     $  89,741
                                    =======   =========    ======     =========

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Kelmoore Investment Company, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. The Advisor receives a fee, computed daily and paid monthly, based on an annual rate of 1.00% of the average daily net assets from each of the Funds. The Advisor has contractually agreed to waive all or a portion of its fees and to reimburse certain expenses of the Funds as stated below. The total operating expenses for the period for each of the Funds will not exceed 2.25%. The fee waiver and reimbursement arrangement will continue at least through April 30, 2005. Any waiver or reimbursement by the Advisor is subject to recoupment from the Funds within the following three years, to the extent such recoupment would not cause total expenses to exceed any current expense limitation.

During the six months ended June 30, 2004, the Advisor did not recoup any waived or reimbursed expenses.

At June 30, 2004, the balance of recoupable expenses for each Fund is as follows:

--------------------------------------------------------------------------------
                       2004          2005        2006          2007       Total
--------------------------------------------------------------------------------
Strategy Fund      $ 199,901     $ 124,293    $ 126,320     $ 63,837   $ 514,351
Eagle Fund           140,777       107,929      114,686       55,846     419,238
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                      KELMOORE STRATEGY(R) VARIABLE TRUST
                                 JUNE 30, 2004
--------------------------------------------------------------------------------

The Funds have adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, (each a "Plan") that allow the Funds to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. Because these fees are paid out of each Fund's assets on an ongoing basis, over time, these fees will increase the cost of an investment in a Fund and may cost more than paying other types of sales charges. Each Plan permits the Funds to pay the Advisor, as the Funds' distributor (the "Distributor") for remittance to an insurance company for costs incurred or paid in connection with the indirect distribution of a Fund's shares, an annual fee not to exceed 0.25% of the average daily net assets of each Fund. For the period ended June 30, 2004, the Strategy Fund paid the Distributor $9,187 and the Eagle Fund paid the Distributor $3,900 for distribution and servicing expenses incurred. The Distributor remitted all of such payments to insurance companies as required by the Plan.

A. SERVICES AGREEMENT. The Funds have entered into a Services Agreement with PFPC Inc. Under the Services Agreement, PFPC Inc. provides certain transfer agency, administrative, accounting and custody services.

B. BROKERAGE COMMISSIONS. The Funds place substantially all their securities transactions, including transactions involving options, through the Advisor, in its capacity as a registered broker-dealer, in accordance with procedures adopted by the Board of Trustees. The Funds will not deal with the Advisor (or any affiliate) in any transaction in which the Advisor (or any affiliate) acts as principal, except in accordance with rules promulgated by the Securities and Exchange Commission. For the six months ended June 30, 2004, the Funds have paid $34,701 and $20,197 for the Strategy and Eagle Funds, respectively, in brokerage commissions to the Advisor. Unaffiliated brokers act as the clearing brokers for the Funds' transactions and are compensated by the Advisor for these services.

C. OFFICER AND TRUSTEE COMPENSATION. Certain officers and Trustees of the Funds are affiliated persons of the Advisor and the Distributor. No officer, Trustee or employee of the Advisor, PFPC Inc., or any affiliate thereof, receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not an affiliated person of the Advisor, PFPC Inc., or any affiliate thereof, an annual retainer of $5,000, payable in quarterly installments, which the Board of Trustees approved at the May 13, 2003 board meeting. In addition, the Trust reimburses expenses incurred by the Trustees in attending board meetings.

NOTE 4 - TAX DISCLOSURE

Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ending December 31, 2003, the Funds elected to defer capital losses occurring between November 1, 2003 and December 31, 2003 as follows:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                      KELMOORE STRATEGY(R) VARIABLE TRUST
                                 JUNE 30, 2004
--------------------------------------------------------------------------------

FUND                                                          CAPITAL LOSSES
----                                                          --------------
Strategy Fund                                                   $     -
Eagle Fund                                                          6,354

At December 31, 2003, the Funds had available for Federal income tax purposes unused capital losses expiring in 2011 as follows:

FUND                                                 CAPITAL LOSS CARRYFORWARD
----                                                 -------------------------
Strategy Fund                                                 $1,404,296
Eagle Fund                                                          -


NOTE 5 - INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.


INFORMATION ON PROXY VOTING
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with the Funds' proxy voting record relating to portfolio securities held during the most recent 12 month period ended June 30, 2004, is available at no charge, upon request by calling 1-800-929-1417, by going to our website at www.kelmoore.com, or on the SEC's website at HTTP://WWW.SEC.GOV.

--------------------------------------------------------------------------------
FOR MORE INFORMATION
--------------------------------------------------------------------------------

THE KELMOORE STRATEGY(R) VARIABLE TRUST
2471 E. Bayshore Road
Suite 501
Palo Alto, CA  94303

INVESTMENT ADVISOR AND DISTRIBUTOR
Kelmoore Investment Company, Inc.
2471 E. Bayshore Road
Suite 501
Palo Alto, CA  94303

ADMINISTRATOR, TRANSFER AGENT AND
FUND ACCOUNTING AGENT
PFPC Inc.
760 Moore Road
King of Prussia, PA  19406
(877) KELMOORE (535-6667)

CUSTODIAN
PFPC Trust Company
The Eastwick Center
8800 Tinicum Boulevard
Philadelphia, PA  19153

COUNSEL
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, NW
Washington, D.C.  20004-2415

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA  94105










This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.



ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certification  pursuant  to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto.

     (a)(3)   Not applicable.


     (b)      Certification  pursuant  to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)    The Kelmoore Strategy(R) Variable Trust
                ---------------------------------------
By (Signature and Title)*             /S/ SHAWN K. YOUNG
                                    ---------------------------------------
                                    Shawn K. Young, President & Treasurer
                                    (principal executive officer)

Date     September 3, 2004
      --------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*        /S/ SHAWN K. YOUNG
                                ---------------------------------------
                                Shawn K. Young, President & Treasurer
                                (principal executive and principal
                                financial officer)

Date     September 3, 2004
      --------------------------------------



* Print the name and title of each signing officer under his or her signature.